Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Maryland Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.19%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	2.05%	[1]
Class A
Average Annual Return:
1 Year	6.86%
5 Years	1.00%
10 Years (or life of class, if less)	1.45%
Inception Date	Oct. 10, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.86%
5 Years	1.00%
10 Years (or life of class, if less)	1.45%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.50%
5 Years	1.59%
10 Years (or life of class, if less)	1.97%
Class B
Average Annual Return:
1 Year	6.26%
5 Years	0.89%
10 Years (or life of class, if less)	1.45%
Inception Date	Oct. 10, 2006
Class C
Average Annual Return:
1 Year	10.28%
5 Years	1.20%
10 Years (or life of class, if less)	1.59%
Inception Date	Oct. 10, 2006

[1]	From 09/30/06.